EQUITY	6 Months Ended
Jun. 30, 2023
Equity [abstract]
EQUITY	EQUITY
The partnership’s consolidated equity interests include LP Units held by the public and Brookfield, GP Units held by Brookfield, Redemption-Exchange Units held by Brookfield, Special LP Units held by Brookfield and BBUC exchangeable shares held by the public and Brookfield, collectively, “Units” or “Unitholders” as described in Note 1, and $1,490 million of preferred securities held by Brookfield. As at June 30, 2023, Brookfield owned approximately 65.4% of the partnership on a fully exchanged basis.
For the three and six-month periods ended June 30, 2023, the partnership made distributions on the LP Units, GP Units, Redemption-Exchange Units and BBUC exchangeable shares of $13 million and $27 million, respectively or $0.0625 per Unit (June 30, 2022: $14 million and $23 million, respectively, or $0.0625 per Unit). For the three and six months ended June 30, 2023, the partnership made distributions to others who have interests in the operating subsidiaries of $968 million and $1,219 million, respectively (June 30, 2022: $869 million and $1,451 million, respectively), primarily from a redemption of non-controlling interests using cash proceeds from the sale of a non-core division of the partnership’s dealer software and technology services operations servicing the heavy equipment sector, combined with distributions of proceeds from the syndication to institutional partners of the partnership’s investment in dealer software and technology services operations.
(a)GP Units and LP Units
LP Units entitle the holder to their proportionate share of distributions. GP Units entitle the holder the right to govern the financial and operating policies of Brookfield Business Partners L.P. The GP Units are not quantitatively material to the financial statements and therefore have not been separately presented on the unaudited interim condensed consolidated statements of financial position.
The following table provides a continuity of GP Units and LP Units outstanding for the six-month period ended June 30, 2023:

UNITS	GP Units	LP Units	Total
Authorized and issued
Opening balance	4	74,612,503	74,612,507
Conversion from BBUC exchangeable shares	—	622	622
Issued as at June 30, 2023	4	74,613,125	74,613,129
The weighted average number of LP Units outstanding for the three and six months ended June 30, 2023 was 74.6 million and 74.6 million, respectively (June 30, 2022: 75.3 million and 76.0 million, respectively).
During the six months ended June 30, 2023, the partnership did not repurchase any of its LP Units (June 30, 2022: 2,525,490 LP Units).
Net income (loss) attributable to limited partnership unitholders for the three and six months ended June 30, 2023 was $(16) million and $9 million, respectively (June 30, 2022: net income of $47 million and $55 million, respectively).
(b)Redemption-Exchange Units held by Brookfield

UNITS	Redemption-Exchange Units
Authorized and issued
Opening balance	69,705,497
Issued as at June 30, 2023	69,705,497
As at June 30, 2023, the Holding LP had issued 69.7 million Redemption-Exchange Units to Brookfield (June 30, 2022: 69.7 million). Both the LP Units and GP Units issued by Brookfield Business Partners L.P. and the Redemption-Exchange Units issued by the Holding LP have the same economic attributes in all respects, except as noted below.
The Redemption-Exchange Units may, at the request of Brookfield, be redeemed in whole or in part, for cash in an amount equal to the market value of one of the partnership’s LP Units multiplied by the number of units to be redeemed (subject to certain customary adjustments). This right is subject to the partnership’s right, at its sole discretion, to elect to acquire any unit presented for redemption in exchange for one of the partnership’s LP Units (subject to certain customary adjustments). If the partnership elects not to exchange the Redemption-Exchange Units for LP Units, the Redemption-Exchange Units are required to be redeemed for cash. The Redemption-Exchange Units are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this redemption right is subject to the partnership’s right, at its sole discretion, to satisfy the redemption request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the Redemption-Exchange Units are classified as equity in accordance with IAS 32, Financial instruments: presentation (“IAS 32”).
(c)BBUC exchangeable shares
The table below provides a continuity of BBUC exchangeable shares outstanding for the six-month period ended June 30, 2023:

SHARES	BBUC exchangeable shares
Balance as at January 1, 2023	72,955,585
Converted to LP Units	(622)
Issued as at June 30, 2023	72,954,963
On March 15, 2022, the partnership completed a special distribution whereby Unitholders as of the Record Date received one BBUC exchangeable share, for every two Units held. The special distribution resulted in the issuance of 73 million BBUC exchangeable shares to public unitholders and Brookfield. Both the LP Units and GP Units issued by the partnership and the BBUC exchangeable shares issued by BBUC have the same economic attributes in all respects, except as noted below.
Each BBUC exchangeable share is exchangeable at the option of the holder for one LP Unit (subject to adjustment to reflect certain capital events) or for cash in an amount equal to the market value of one of the partnership’s LP Units. The partnership may elect to satisfy the exchange obligation by acquiring such tendered BBUC exchangeable shares for an equivalent number of LP Units or its cash equivalent. The partnership intends to satisfy any exchange requests on the BBUC exchangeable shares through the delivery of LP Units rather than cash. The BBUC exchangeable shares are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Business Partners L.P. Since this exchange right is subject to the partnership’s right, at its sole discretion, to satisfy the exchange request with LP Units of Brookfield Business Partners L.P. on a one-for-one basis, the BBUC exchangeable shares are classified as equity in accordance with IAS 32.
During the six months ended June 30, 2023, 622 BBUC exchangeable shares were exchanged into LP Units (June 30, 2022: 50,825).
(d)Special limited partner units held by Brookfield

UNITS	Special limited partner units held by Brookfield
Authorized and issued
Opening balance	4
Issued as at June 30, 2023	4
In its capacity as the holder of the Special LP Units, the special limited partner is entitled to incentive distributions which are calculated as 20% of the increase in the market value of the LP Units over an initial threshold based on the volume-weighted average price of the LP Units, subject to a high-water mark.
During the six months ended June 30, 2023, the volume-weighted average price was $18.08 per LP Unit, which was below the current incentive distribution threshold of $31.53 per LP Unit, resulting in no incentive distribution declared during the period (June 30, 2022: $nil).
(e)Preferred securities held by Brookfield

($US MILLIONS)	Preferred securities held by Brookfield
Opening balance	$1,490
Balance as at June 30, 2023	$1,490
Brookfield has subscribed for an aggregate of $15 million of preferred shares of three subsidiaries of the partnership. The preferred shares are entitled to receive a cumulative preferential cash dividend equal to 5% of their redemption value per annum as and when declared by the board of directors of the applicable entity and are redeemable at the option of the applicable entity at any time after the twentieth anniversary of their issuance. The partnership is not obligated to redeem the preferred shares and accordingly, the preferred shares have been determined to be equity of the applicable entities and are reflected as a component of non-controlling interests in the unaudited interim condensed consolidated statements of financial position.
The partnership has an additional commitment agreement with Brookfield, whereby Brookfield agreed to subscribe for up to $1.5 billion of preferred equity securities of subsidiaries of the partnership. The preferred securities bear fixed preferential cumulative dividends or distributions at 6% per annum and are redeemable at the option of Brookfield to the extent the partnership completes asset sales, financings or equity issuances. These preferred securities are presented as equity instruments in accordance with IAS 32, and accordingly, the partnership has classified them as a component of non-controlling interests in the unaudited interim condensed consolidated statements of financial position and changes in equity. As of June 30, 2023, Brookfield has subscribed for an aggregate of $1,475 million of perpetual preferred securities.